Other general administrative expenses (Details Narrative) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Approximate value of taxes (audit fees)	R$ 1,900,000	R$ 1,500,000	R$ 3,600,000